UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Brian D. Bullard

The Investment Company of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Investment Company of America® Semi-annual report for the six months ended June 30, 2020

Invest in a fund whose
objective has stood
the test of time

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Investment Company of America seeks to achieve long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–0.52%	7.26%	11.35%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated March 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2020, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.39%.

Investing outside the United States may be subject to risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below is The Investment Company of America’s semi-annual result for the period ended June 30, 2020. Also shown is the result of its primary benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/aivsx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For the six months ended June 30, 2020, with all distributions reinvested

	ICA (Class A shares)	Standard & Poor’s 500 Composite Index*

Income return	0.79%	0.92%
Capital return	–4.33%	–4.00%
Total return	–3.54%	–3.08%

*	Source: S&P Dow Jones Indices LLC. The S&P 500 is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The Investment Company of America	1

Summary investment portfolio June 30, 2020	unaudited

Industry sector diversification	Percent of net assets

Common stocks 93.88%	Shares	Value (000)
Energy 4.81%
Baker Hughes Co., Class A	38,561,350	$593,459
Chevron Corp.	7,845,827	700,083
EOG Resources, Inc.	25,540,423	1,293,878
Other securities		1,983,775
		4,571,195

Materials 4.15%
Dow Inc.	13,881,926	565,827
Linde PLC	6,493,103	1,377,252
Rio Tinto PLC[1]	9,899,574	557,048
Other securities		1,443,482
		3,943,609

Industrials 7.60%
Carrier Global Corp.	25,991,447	577,530
CSX Corp.	9,636,093	672,021
General Dynamics Corp.	5,317,000	794,679
Illinois Tool Works Inc.	3,389,393	592,635
L3Harris Technologies, Inc.	4,846,594	822,322
Lockheed Martin Corp.	1,445,437	527,469
Northrop Grumman Corp.	2,006,421	616,854
Raytheon Technologies Corp.	15,927,591	981,458
Other securities		1,637,008
		7,221,976

Consumer discretionary 10.33%
Amazon.com, Inc.[2]	1,557,217	4,296,081
General Motors Company	23,400,298	592,028
Home Depot, Inc.	8,109,644	2,031,547
Other securities		2,895,706
		9,815,362

2	The Investment Company of America

	Shares	Value (000)
Consumer staples 7.74%
Altria Group, Inc.	15,243,508	$598,308
British American Tobacco PLC[1]	20,818,977	799,895
British American Tobacco PLC (ADR)	4,640,396	180,140
Keurig Dr Pepper Inc.	28,544,182	810,655
Lamb Weston Holdings, Inc.[3]	11,116,624	710,686
Nestlé SA1	8,148,661	900,225
Philip Morris International Inc.	19,896,086	1,393,920
Other securities		1,956,563
		7,350,392

Health care 16.29%
Abbott Laboratories	30,723,933	2,809,089
AbbVie Inc.	5,766,957	566,200
Amgen Inc.	7,462,043	1,759,998
Daiichi Sankyo Company, Ltd.[1]	11,259,800	919,550
Gilead Sciences, Inc.	27,283,082	2,099,160
GlaxoSmithKline PLC[1]	26,669,085	540,367
Merck & Co., Inc.	11,152,987	862,461
Thermo Fisher Scientific Inc.	2,481,317	899,080
UnitedHealth Group Inc.	5,090,286	1,501,380
Other securities		3,522,792
		15,480,077

Financials 5.30%
BlackRock, Inc.	1,318,131	717,182
JPMorgan Chase & Co.	7,795,642	733,258
S&P Global Inc.	1,704,830	561,707
Other securities		3,022,113
		5,034,260

Information technology 19.59%
Accenture PLC, Class A	2,499,792	536,755
Apple Inc.	5,408,519	1,973,028
ASML Holding NV1	1,775,808	650,973
Broadcom Inc.	13,900,596	4,387,167
Intel Corp.	10,556,496	631,595
Mastercard Inc., Class A	2,215,007	654,978
Microsoft Corp.	33,465,946	6,810,655
ServiceNow, Inc.[2]	1,317,815	533,794
Other securities		2,429,805
		18,608,750

Communication services 12.46%
Alphabet Inc., Class A2	1,172,853	1,663,164
Alphabet Inc., Class C2	718,880	1,016,216
Comcast Corp., Class A	41,884,738	1,632,667
Facebook, Inc., Class A2	20,507,605	4,656,662
Netflix, Inc.[2]	5,195,330	2,364,083
Other securities		499,731
		11,832,523

The Investment Company of America	3

Common stocks (continued)	Shares	Value (000)
Utilities 2.43%
Other securities		$2,310,157

Real estate 3.18%
American Tower Corp. REIT	2,590,973	669,870
Crown Castle International Corp. REIT	4,078,744	682,578
Other securities		1,670,464
		3,022,912

Total common stocks (cost: $60,004,352,000)		89,191,213

Preferred securities 0.23%
Financials 0.23%
Other securities		213,060

Total preferred securities (cost: $228,914,000)		213,060

Convertible stocks 0.20%
Information technology 0.03%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	27,800	30,979

Other 0.17%
Other securities		160,408

Total convertible stocks (cost: $192,312,000)		191,387

Convertible bonds 0.12%	Principal amount (000)
Consumer discretionary 0.12%
Other securities		107,525

Total convertible bonds (cost: $119,424,000)		107,525

Bonds, notes & other debt instruments 0.13%
U.S. Treasury bonds & notes 0.08%
Other securities		75,244

Corporate bonds & notes 0.05%
Consumer discretionary 0.05%
Other securities		50,910

Total bonds, notes & other debt instruments (cost: $117,425,000)		126,154

4	The Investment Company of America

Short-term securities 5.45%	Shares	Value (000)
Money market investments 5.45%
Capital Group Central Cash Fund 0.18%[4]	51,808,724	$5,181,391

Total short-term securities (cost: $5,180,390,000)		5,181,391
Total investment securities 100.01% (cost: $65,842,817,000)		95,010,730
Other assets less liabilities (0.01)%		(8,176)

Net assets 100.00%		$95,002,554

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $158,435,000, which represented .17% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.75%
Energy 0.00%
Concho Resources Inc.[5]	10,018,231	—	2,284,162	7,734,069
Noble Energy, Inc.[5]	24,216,433	—	24,216,433	—
Consumer discretionary 0.00%
Hasbro, Inc.[5]	7,922,598	—	1,531,918	6,390,680
Consumer staples 0.75%
Lamb Weston Holdings, Inc.	8,171,898	4,069,999	1,125,273	11,116,624

Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 0.18%[4,5]	51,987,945	91,725,284	91,904,505	51,808,724

The Investment Company of America	5

Investments in affiliates (continued)

	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.75%
Energy 0.00%
Concho Resources Inc.[5]	$(213,137)	$(139,373)	$4,007	$—
Noble Energy, Inc.[5]	(547,034)	37,504	2,906	—
				—
Consumer discretionary 0.00%
Hasbro, Inc.[5]	(38,216)	(212,641)	9,733	—
Consumer staples 0.75%
Lamb Weston Holdings, Inc.	36,421	(199,442)	3,675	710,686
Total common stocks				710,686

Short-term securities 0.00%
Money market investments 0.00%
Capital Group Central Cash Fund 0.18%[4,5]	83	(1,687)	33,204	—
Total 0.75%	$(761,883)	$(515,639)	$53,525	$710,686

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $7,455,729,000, which represented 7.85% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Unaffiliated issuer at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

6	The Investment Company of America

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $65,316,777)	$94,300,044
Affiliated issuers (cost: $526,040)	710,686	$95,010,730
Cash		46
Cash denominated in currencies other than U.S. dollars (cost: $2,741)		2,741
Receivables for:
Sales of investments	204,200
Sales of fund’s shares	41,320
Dividends and interest	122,932
Other	611	369,063
		95,382,580
Liabilities:
Payables for:
Purchases of investments	273,846
Repurchases of fund’s shares	62,747
Investment advisory services	18,336
Services provided by related parties	19,149
Trustees’ deferred compensation	3,610
Other	2,338	380,026
Net assets at June 30, 2020		$95,002,554

Net assets consist of:
Capital paid in on shares of beneficial interest		$67,538,480
Total distributable earnings		27,464,074
Net assets at June 30, 2020		$95,002,554

See notes to financial statements.

The Investment Company of America	7

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,521,501 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$59,276,084	1,572,280		$37.70
Class C	1,414,117	37,949		37.26
Class T	10	—	*	37.69
Class F-1	1,589,662	42,286		37.59
Class F-2	7,478,595	198,509		37.67
Class F-3	3,362,560	89,248		37.68
Class 529-A	2,686,894	71,476		37.59
Class 529-C	248,655	6,628		37.52
Class 529-E	77,197	2,061		37.46
Class 529-T	13	—	*	37.69
Class 529-F-1	110,508	2,945		37.53
Class R-1	64,759	1,733		37.37
Class R-2	585,876	15,656		37.42
Class R-2E	67,049	1,784		37.58
Class R-3	855,360	22,782		37.55
Class R-4	1,213,952	32,304		37.58
Class R-5E	80,003	2,124		37.66
Class R-5	189,892	5,039		37.69
Class R-6	15,701,368	416,697		37.68

*	Amount less than one thousand.

See notes to financial statements.

8	The Investment Company of America

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,030; also includes $53,525 from affiliates)	$1,030,631
Interest	2,171	$1,032,802
Fees and expenses*:
Investment advisory services	109,477
Distribution services	88,354
Transfer agent services	32,615
Administrative services	14,001
Reports to shareholders	1,397
Registration statement and prospectus	1,199
Trustees’ compensation	357
Auditing and legal	148
Custodian	494
Other	1,033	249,075
Net investment income		783,727

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(1,378,257)
Affiliated issuers	(761,883)
Currency transactions	7,196	(2,132,944)
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(1,938,570)
Affiliated issuers	(515,639)
Currency translations	(663)	(2,454,872)
Net realized loss and unrealized depreciation		(4,587,816)

Net decrease in net assets resulting from operations		$(3,804,089)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

The Investment Company of America	9

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$783,727	$1,815,916
Net realized (loss) gain	(2,132,944)	4,591,152
Net unrealized (depreciation) appreciation	(2,454,872)	14,416,842
Net (decrease) increase in net assets resulting from operations	(3,804,089)	20,823,910

Distributions paid to shareholders	(1,101,077)	(6,476,969)

Net capital share transactions	(3,057,115)	3,185,635

Total (decrease) increase in net assets	(7,962,281)	17,532,576

Net assets:
Beginning of period	102,964,835	85,432,259
End of period	$95,002,554	$102,964,835

*	Unaudited.

See notes to financial statements.

10	The Investment Company of America

Notes to financial statements	unaudited

1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Investment Company of America	11

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

12	The Investment Company of America

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued

The Investment Company of America	13

based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

14	The Investment Company of America

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,323,434	$247,761	$—	$4,571,195
Materials	3,025,303	918,306	—	3,943,609
Industrials	6,963,432	258,544	—	7,221,976
Consumer discretionary	9,409,307	406,055	—	9,815,362
Consumer staples	5,305,300	2,045,092	—	7,350,392
Health care	13,266,665	2,213,412	—	15,480,077
Financials	4,765,086	269,174	—	5,034,260
Information technology	17,665,527	943,223	—	18,608,750
Communication services	11,756,227	76,296	—	11,832,523
Utilities	2,232,291	77,866	—	2,310,157
Real estate	3,022,912	—	—	3,022,912
Preferred securities	213,060	—	—	213,060
Convertible stocks	191,387	—	—	191,387
Convertible bonds	—	107,525	—	107,525
Bonds, notes & other debt instruments	—	126,154	—	126,154
Short-term securities	5,181,391	—	—	5,181,391
Total	$87,321,322	$7,689,408	$—	$95,010,730

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or

The Investment Company of America	15

economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and

16	The Investment Company of America

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The Investment Company of America	17

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$415,804
Undistributed long-term capital gains	286,423

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$32,710,704
Gross unrealized depreciation on investments	(3,750,454)
Net unrealized appreciation on investments	28,960,250
Cost of investments	66,050,480

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020						Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$487,990		$178,390		$666,380		$1,199,266		$2,813,523		$4,012,789
Class C	6,683		4,288		10,971		18,976		70,387		89,363
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	13,347		4,841		18,188		34,945		84,944		119,889
Class F-2	68,805		22,370		91,175		157,797		349,360		507,157
Class F-3	33,365		10,084		43,449		73,512		156,215		229,727
Class 529-A	21,560		8,121		29,681		52,417		126,964		179,381
Class 529-C	1,114		739		1,853		3,292		12,578		15,870
Class 529-E	538		235		773		1,398		3,782		5,180
Class 529-T	—	*	—	*	—	*	—	*	1		1
Class 529-F-1	1,013		334		1,347		2,293		5,024		7,317
Class R-1	304		200		504		901		3,357		4,258
Class R-2	2,624		1,776		4,400		7,489		28,654		36,143
Class R-2E	393		203		596		964		3,098		4,062
Class R-3	5,703		2,595		8,298		15,039		42,037		57,076
Class R-4	9,908		3,674		13,582		27,322		63,984		91,306
Class R-5E	699		242		941		1,120		2,936		4,056
Class R-5	2,025		618		2,643		5,673		11,545		17,218
Class R-6	158,483		47,813		206,296		353,523		742,653		1,096,176
Total	$814,554		$286,523		$1,101,077		$1,955,927		$4,521,042		$6,476,969

*	Amount less than one thousand.

18	The Investment Company of America

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.219% on such assets in excess of $89 billion. For the six months ended June 30, 2020, the investment advisory services fee was $109,477,000, which was equivalent to an annualized rate of 0.235% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

The Investment Company of America	19

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	The Investment Company of America

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$68,669	$23,096		$8,655		Not applicable
Class C	6,886	559		211		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,112	1,110		257		Not applicable
Class F-2	Not applicable	4,102		1,085		Not applicable
Class F-3	Not applicable	112		500		Not applicable
Class 529-A	3,000	952		391		$811
Class 529-C	1,204	92		37		77
Class 529-E	186	15		11		24
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	39		16		33
Class R-1	324	34		10		Not applicable
Class R-2	2,149	1,028		86		Not applicable
Class R-2E	193	68		10		Not applicable
Class R-3	2,106	652		126		Not applicable
Class R-4	1,525	628		183		Not applicable
Class R-5E	Not applicable	55		11		Not applicable
Class R-5	Not applicable	54		32		Not applicable
Class R-6	Not applicable	19		2,380		Not applicable
Total class-specific expenses	$88,354	$32,615		$14,001		$945

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $357,000 in the fund’s statement of operations reflects $274,000 in current fees (either paid in cash or deferred) and a net increase of $83,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

The Investment Company of America	21

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,762,154,000 and $1,296,981,000, respectively, which generated $433,964,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

7. Warrants

As of June 30, 2020, the fund had warrants outstanding which may be exercised at any time for the purchase of 818,231 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2020, the net asset value of each share class would have been reduced by approximately $0.01 per share. No warrants were exercised during the six months ended June 30, 2020.

22	The Investment Company of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$1,819,265	51,094	$648,867		19,029		$(4,046,784)	(114,191)	$(1,578,652)	(44,068)
Class C	106,844	3,053	10,894		316		(207,544)	(5,822)	(89,806)	(2,453)
Class T	—	—	—		—		—	—	—	—
Class F-1	107,075	2,929	17,692		523		(357,619)	(9,868)	(232,852)	(6,416)
Class F-2	1,120,775	31,128	88,132		2,598		(1,331,536)	(37,155)	(122,629)	(3,429)
Class F-3	489,326	13,388	41,283		1,221		(557,217)	(15,638)	(26,608)	(1,029)
Class 529-A	111,635	3,064	29,669		872		(202,542)	(5,552)	(61,238)	(1,616)
Class 529-C	11,564	321	1,852		53		(34,818)	(946)	(21,402)	(572)
Class 529-E	3,306	93	772		23		(8,348)	(228)	(4,270)	(112)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	9,657	260	1,348		40		(10,354)	(284)	651	16
Class R-1	4,747	134	502		15		(10,550)	(299)	(5,301)	(150)
Class R-2	65,724	1,824	4,394		127		(97,328)	(2,727)	(27,210)	(776)
Class R-2E	7,308	201	595		17		(8,278)	(229)	(375)	(11)
Class R-3	85,103	2,375	8,289		242		(142,003)	(3,926)	(48,611)	(1,309)
Class R-4	77,062	2,167	13,573		399		(245,035)	(6,635)	(154,400)	(4,069)
Class R-5E	24,501	671	940		28		(11,097)	(302)	14,344	397
Class R-5	13,687	384	2,642		78		(75,416)	(2,030)	(59,087)	(1,568)
Class R-6	1,270,973	36,311	206,295		6,101		(2,116,937)	(57,402)	(639,669)	(14,990)
Total net increase (decrease)	$5,328,552	149,397	$1,077,739		31,682		$(9,463,406)	(263,234)	$(3,057,115)	(82,155)

See end of table for footnotes.

The Investment Company of America	23

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$2,639,532	70,091	$3,911,251	100,881		$(6,653,493)	(175,551)	$(102,710)	(4,579)
Class C	192,841	5,186	88,797	2,312		(437,680)	(11,762)	(156,042)	(4,264)
Class T	—	—	—	—		—	—	—	—
Class F-1	225,028	6,018	117,096	3,028		(332,072)	(8,805)	10,052	241
Class F-2	2,178,081	57,801	490,237	12,650		(1,798,534)	(47,482)	869,784	22,969
Class F-3	935,135	24,875	217,292	5,607		(598,859)	(15,784)	553,568	14,698
Class 529-A	241,683	6,415	179,329	4,637		(442,596)	(11,734)	(21,584)	(682)
Class 529-C	28,865	770	15,864	411		(100,193)	(2,668)	(55,464)	(1,487)
Class 529-E	5,816	155	5,176	134		(17,188)	(457)	(6,196)	(168)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	21,881	582	7,317	190		(22,965)	(607)	6,233	165
Class R-1	7,029	189	4,240	110		(21,033)	(557)	(9,764)	(258)
Class R-2	112,513	3,011	36,099	936		(179,649)	(4,794)	(31,037)	(847)
Class R-2E	19,260	515	4,061	105		(13,828)	(370)	9,493	250
Class R-3	152,126	4,072	57,013	1,475		(263,345)	(7,034)	(54,206)	(1,487)
Class R-4	134,606	3,592	91,272	2,362		(354,494)	(9,391)	(128,616)	(3,437)
Class R-5E	49,461	1,330	4,055	104		(15,480)	(406)	38,036	1,028
Class R-5	27,608	736	17,213	445		(66,956)	(1,785)	(22,135)	(604)
Class R-6	2,245,839	60,491	1,096,174	28,288		(1,055,791)	(27,220)	2,286,222	61,559
Total net increase (decrease)	$9,217,304	245,829	$6,342,487	163,675		$(12,374,156)	(326,407)	$3,185,635	83,097

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

24	The Investment Company of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,607,949,000 and $25,877,109,000, respectively, during the six months ended June 30, 2020.

The Investment Company of America	25

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[4,5]	$39.57	$.30	$(1.75)	$(1.45)
12/31/2019	33.91	.70	7.53	8.23
12/31/2018	40.39	.75	(3.28)	(2.53)
12/31/2017	36.23	.69	6.41	7.10
12/31/2016	33.37	.65	4.20	4.85
12/31/2015	37.08	.66	(1.24)	(.58)
Class C:
6/30/2020[4,5]	39.10	.16	(1.72)	(1.56)
12/31/2019	33.54	.41	7.43	7.84
12/31/2018	39.98	.42	(3.24)	(2.82)
12/31/2017	35.89	.37	6.34	6.71
12/31/2016	33.08	.37	4.14	4.51
12/31/2015	36.77	.36	(1.22)	(.86)
Class T:
6/30/2020[4,5]	39.56	.34	(1.74)	(1.40)
12/31/2019	33.91	.79	7.52	8.31
12/31/2018	40.38	.83	(3.27)	(2.44)
12/31/2017[4,10]	38.08	.56	4.59	5.15
Class F-1:
6/30/2020[4,5]	39.45	.28	(1.73)	(1.45)
12/31/2019	33.82	.67	7.50	8.17
12/31/2018	40.29	.71	(3.27)	(2.56)
12/31/2017	36.15	.65	6.39	7.04
12/31/2016	33.30	.62	4.18	4.80
12/31/2015	37.01	.62	(1.23)	(.61)
Class F-2:
6/30/2020[4,5]	39.55	.33	(1.75)	(1.42)
12/31/2019	33.90	.77	7.52	8.29
12/31/2018	40.37	.82	(3.27)	(2.45)
12/31/2017	36.21	.76	6.41	7.17
12/31/2016	33.36	.71	4.19	4.90
12/31/2015	37.07	.72	(1.23)	(.51)
Class F-3:
6/30/2020[4,5]	39.55	.35	(1.74)	(1.39)
12/31/2019	33.90	.82	7.52	8.34
12/31/2018	40.37	.86	(3.28)	(2.42)
12/31/2017[4,11]	37.51	.74	5.17	5.91

26	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.31)	$(.11)	$(.42)	$37.70	(3.54)%[6]	$59,276		.59%[7]		1.62%[7]
(.76)	(1.81)	(2.57)	39.57	24.54	63,959		.59		1.86
(.74)	(3.21)	(3.95)	33.91	(6.51)	54,973		.57		1.85
(.68)	(2.26)	(2.94)	40.39	19.73	63,640		.57		1.76
(.69)	(1.30)	(1.99)	36.23	14.59	58,402		.59		1.86
(.62)	(2.51)	(3.13)	33.37	(1.44)	54,725		.58		1.79

(.17)	(.11)	(.28)	37.26	(3.91)[6]	1,414		1.33	[7]	.87	[7]
(.47)	(1.81)	(2.28)	39.10	23.57	1,580		1.35		1.09
(.41)	(3.21)	(3.62)	33.54	(7.24)	1,498		1.36		1.05
(.36)	(2.26)	(2.62)	39.98	18.77	1,806		1.38		.95
(.40)	(1.30)	(1.70)	35.89	13.70	1,710		1.39		1.06
(.32)	(2.51)	(2.83)	33.08	(2.24)	1,635		1.39		.98

(.36)	(.11)	(.47)	37.69	(3.41)[6,8]	—	[9]	.35	[7,8]	1.86	[7,8]
(.85)	(1.81)	(2.66)	39.56	24.79 [8]	—	[9]	.35	[8]	2.09	[8]
(.82)	(3.21)	(4.03)	33.91	(6.29)[8]	—	[9]	.36	[8]	2.05	[8]
(.59)	(2.26)	(2.85)	40.38	13.61 [6,8]	—	[9]	.38	[7,8]	1.92	[7,8]

(.30)	(.11)	(.41)	37.59	(3.56)[6]	1,590		.65	[7]	1.56	[7]
(.73)	(1.81)	(2.54)	39.45	24.43	1,922		.66		1.78
(.70)	(3.21)	(3.91)	33.82	(6.59)	1,639		.66		1.76
(.64)	(2.26)	(2.90)	40.29	19.60	2,039		.68		1.66
(.65)	(1.30)	(1.95)	36.15	14.48	1,972		.69		1.78
(.59)	(2.51)	(3.10)	33.30	(1.53)	2,459		.67		1.70

(.35)	(.11)	(.46)	37.67	(3.45)[6]	7,479		.39	[7]	1.83	[7]
(.83)	(1.81)	(2.64)	39.55	24.76	7,986		.39		2.05
(.81)	(3.21)	(4.02)	33.90	(6.31)	6,067		.39		2.03
(.75)	(2.26)	(3.01)	40.37	19.94	4,840		.40		1.93
(.75)	(1.30)	(2.05)	36.21	14.78	4,359		.41		2.02
(.69)	(2.51)	(3.20)	33.36	(1.26)	1,950		.41		1.97

(.37)	(.11)	(.48)	37.68	(3.37)[6]	3,363		.28	[7]	1.94	[7]
(.88)	(1.81)	(2.69)	39.55	24.89	3,571		.29		2.16
(.84)	(3.21)	(4.05)	33.90	(6.24)	2,562		.30		2.12
(.79)	(2.26)	(3.05)	40.37	15.91 [6]	2,817		.30	[7]	1.99	[7]

See end of table for footnotes.

The Investment Company of America	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[4,5]	$39.46	$.29	$(1.75)	$(1.46)
12/31/2019	33.82	.67	7.52	8.19
12/31/2018	40.29	.71	(3.27)	(2.56)
12/31/2017	36.15	.65	6.40	7.05
12/31/2016	33.30	.62	4.18	4.80
12/31/2015	37.01	.62	(1.24)	(.62)
Class 529-C:
6/30/2020[4,5]	39.36	.15	(1.72)	(1.57)
12/31/2019	33.74	.39	7.49	7.88
12/31/2018	40.19	.41	(3.26)	(2.85)
12/31/2017	36.03	.35	6.37	6.72
12/31/2016	33.20	.35	4.16	4.51
12/31/2015	36.90	.33	(1.22)	(.89)
Class 529-E:
6/30/2020[4,5]	39.31	.24	(1.72)	(1.48)
12/31/2019	33.71	.59	7.47	8.06
12/31/2018	40.16	.61	(3.25)	(2.64)
12/31/2017	36.04	.56	6.37	6.93
12/31/2016	33.21	.53	4.17	4.70
12/31/2015	36.91	.53	(1.23)	(.70)
Class 529-T:
6/30/2020[4,5]	39.56	.33	(1.74)	(1.41)
12/31/2019	33.91	.77	7.52	8.29
12/31/2018	40.38	.81	(3.27)	(2.46)
12/31/2017[4,10]	38.08	.55	4.59	5.14
Class 529-F-1:
6/30/2020[4,5]	39.40	.33	(1.75)	(1.42)
12/31/2019	33.78	.76	7.50	8.26
12/31/2018	40.24	.80	(3.25)	(2.45)
12/31/2017	36.11	.74	6.38	7.12
12/31/2016	33.27	.70	4.17	4.87
12/31/2015	36.98	.70	(1.24)	(.54)
Class R-1:
6/30/2020[4,5]	39.21	.15	(1.71)	(1.56)
12/31/2019	33.63	.40	7.45	7.85
12/31/2018	40.07	.41	(3.24)	(2.83)
12/31/2017	35.97	.36	6.36	6.72
12/31/2016	33.15	.37	4.15	4.52
12/31/2015	36.84	.35	(1.21)	(.86)

28	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.30)	$(.11)	$(.41)	$37.59	(3.57)%[6]	$2,687		.64%[7]		1.58%[7]
(.74)	(1.81)	(2.55)	39.46	24.46	2,884		.65		1.79
(.70)	(3.21)	(3.91)	33.82	(6.59)	2,495		.66		1.76
(.65)	(2.26)	(2.91)	40.29	19.62	2,843		.66		1.67
(.65)	(1.30)	(1.95)	36.15	14.49	2,351		.68		1.77
(.58)	(2.51)	(3.09)	33.30	(1.55)	2,132		.69		1.68

(.16)	(.11)	(.27)	37.52	(3.91)[6]	249		1.38	[7]	.82	[7]
(.45)	(1.81)	(2.26)	39.36	23.54	283		1.39		1.05
(.39)	(3.21)	(3.60)	33.74	(7.28)	293		1.41		1.01
(.30)	(2.26)	(2.56)	40.19	18.71	374		1.43		.90
(.38)	(1.30)	(1.68)	36.03	13.61	504		1.45		1.00
(.30)	(2.51)	(2.81)	33.20	(2.31)	475		1.46		.91

(.26)	(.11)	(.37)	37.46	(3.66)[6]	77		.86	[7]	1.34	[7]
(.65)	(1.81)	(2.46)	39.31	24.14	85		.88		1.56
(.60)	(3.21)	(3.81)	33.71	(6.78)	79		.90		1.52
(.55)	(2.26)	(2.81)	40.16	19.34	92		.90		1.43
(.57)	(1.30)	(1.87)	36.04	14.20	84		.92		1.53
(.49)	(2.51)	(3.00)	33.21	(1.77)	78		.93		1.44

(.35)	(.11)	(.46)	37.69	(3.43)[6,8]	—	[9]	.40	[7,8]	1.81	[7,8]
(.83)	(1.81)	(2.64)	39.56	24.72 [8]	—	[9]	.41	[8]	2.03	[8]
(.80)	(3.21)	(4.01)	33.91	(6.34)[8]	—	[9]	.42	[8]	2.00	[8]
(.58)	(2.26)	(2.84)	40.38	13.57 [6,8]	—	[9]	.43	[7,8]	1.88	[7,8]

(.34)	(.11)	(.45)	37.53	(3.45)[6]	110		.41	[7]	1.81	[7]
(.83)	(1.81)	(2.64)	39.40	24.72	115		.42		2.02
(.80)	(3.21)	(4.01)	33.78	(6.34)	93		.43		1.99
(.73)	(2.26)	(2.99)	40.24	19.88	83		.44		1.89
(.73)	(1.30)	(2.03)	36.11	14.73	70		.46		1.99
(.66)	(2.51)	(3.17)	33.27	(1.32)	61		.47		1.91

(.17)	(.11)	(.28)	37.37	(3.91)[6]	65		1.36	[7]	.85	[7]
(.46)	(1.81)	(2.27)	39.21	23.54	74		1.37		1.07
(.40)	(3.21)	(3.61)	33.63	(7.24)	72		1.38		1.03
(.36)	(2.26)	(2.62)	40.07	18.73	88		1.39		.94
(.40)	(1.30)	(1.70)	35.97	13.66	85		1.40		1.05
(.32)	(2.51)	(2.83)	33.15	(2.22)	83		1.40		.97

See end of table for footnotes.

The Investment Company of America	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[4,5]	$39.26	$.15	$(1.71)	$(1.56)
12/31/2019	33.67	.40	7.46	7.86
12/31/2018	40.12	.41	(3.25)	(2.84)
12/31/2017	36.01	.36	6.37	6.73
12/31/2016	33.18	.37	4.16	4.53
12/31/2015	36.88	.37	(1.23)	(.86)
Class R-2E:
6/30/2020[4,5]	39.43	.21	(1.73)	(1.52)
12/31/2019	33.81	.51	7.49	8.00
12/31/2018	40.28	.53	(3.26)	(2.73)
12/31/2017	36.15	.48	6.40	6.88
12/31/2016	33.33	.47	4.19	4.66
12/31/2015	37.06	.51	(1.23)	(.72)
Class R-3:
6/30/2020[4,5]	39.40	.23	(1.72)	(1.49)
12/31/2019	33.78	.57	7.49	8.06
12/31/2018	40.24	.59	(3.26)	(2.67)
12/31/2017	36.11	.54	6.38	6.92
12/31/2016	33.27	.52	4.18	4.70
12/31/2015	36.97	.52	(1.23)	(.71)
Class R-4:
6/30/2020[4,5]	39.44	.29	(1.74)	(1.45)
12/31/2019	33.81	.68	7.50	8.18
12/31/2018	40.28	.72	(3.28)	(2.56)
12/31/2017	36.14	.66	6.39	7.05
12/31/2016	33.29	.63	4.19	4.82
12/31/2015	37.00	.63	(1.23)	(.60)
Class R-5E:
6/30/2020[4,5]	39.54	.33	(1.76)	(1.43)
12/31/2019	33.89	.76	7.52	8.28
12/31/2018	40.36	.81	(3.27)	(2.46)
12/31/2017	36.20	.76	6.39	7.15
12/31/2016	33.36	.62	4.24	4.86
12/31/2015[4,12]	36.83	.07	(1.08)	(1.01)
Class R-5:
6/30/2020[4,5]	39.56	.34	(1.74)	(1.40)
12/31/2019	33.91	.80	7.52	8.32
12/31/2018	40.38	.84	(3.27)	(2.43)
12/31/2017	36.22	.78	6.41	7.19
12/31/2016	33.36	.74	4.18	4.92
12/31/2015	37.07	.74	(1.23)	(.49)

30	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.17)	$(.11)	$(.28)	$37.42	(3.92)%[6]	$586		1.38%[7]		.83%[7]
(.46)	(1.81)	(2.27)	39.26	23.54	645		1.39		1.06
(.40)	(3.21)	(3.61)	33.67	(7.26)	582		1.40		1.02
(.36)	(2.26)	(2.62)	40.12	18.75	687		1.39		.94
(.40)	(1.30)	(1.70)	36.01	13.68	653		1.39		1.06
(.33)	(2.51)	(2.84)	33.18	(2.21)	637		1.36		1.01

(.22)	(.11)	(.33)	37.58	(3.76)[6]	67		1.08	[7]	1.13	[7]
(.57)	(1.81)	(2.38)	39.43	23.89	71		1.09		1.35
(.53)	(3.21)	(3.74)	33.81	(6.99)	52		1.10		1.33
(.49)	(2.26)	(2.75)	40.28	19.14	43		1.09		1.23
(.54)	(1.30)	(1.84)	36.15	14.03	16		1.09		1.32
(.50)	(2.51)	(3.01)	33.33	(1.83)	1		1.04		1.48

(.25)	(.11)	(.36)	37.55	(3.71)[6]	855		.93	[7]	1.28	[7]
(.63)	(1.81)	(2.44)	39.40	24.08	949		.93		1.51
(.58)	(3.21)	(3.79)	33.78	(6.84)	864		.94		1.47
(.53)	(2.26)	(2.79)	40.24	19.28	1,028		.95		1.38
(.56)	(1.30)	(1.86)	36.11	14.17	951		.95		1.50
(.48)	(2.51)	(2.99)	33.27	(1.79)	860		.95		1.41

(.30)	(.11)	(.41)	37.58	(3.54)[6]	1,214		.63	[7]	1.57	[7]
(.74)	(1.81)	(2.55)	39.44	24.46	1,435		.63		1.81
(.70)	(3.21)	(3.91)	33.81	(6.58)	1,346		.64		1.77
(.65)	(2.26)	(2.91)	40.28	19.64	1,688		.65		1.68
(.67)	(1.30)	(1.97)	36.14	14.55	1,518		.64		1.80
(.60)	(2.51)	(3.11)	33.29	(1.50)	983		.64		1.73

(.34)	(.11)	(.45)	37.66	(3.47)[6]	80		.42	[7]	1.79	[7]
(.82)	(1.81)	(2.63)	39.54	24.72	68		.43		2.01
(.80)	(3.21)	(4.01)	33.89	(6.35)	24		.43		2.01
(.73)	(2.26)	(2.99)	40.36	19.89	10		.44		1.95
(.72)	(1.30)	(2.02)	36.20	14.69	3		.43		1.71
(.21)	(2.25)	(2.46)	33.36	(2.64)[6]	—	[9]	.05	[6]	.20	[6]

(.36)	(.11)	(.47)	37.69	(3.39)[6]	190		.32	[7]	1.87	[7]
(.86)	(1.81)	(2.67)	39.56	24.82	261		.33		2.11
(.83)	(3.21)	(4.04)	33.91	(6.27)	245		.34		2.07
(.77)	(2.26)	(3.03)	40.38	20.00	315		.35		1.98
(.76)	(1.30)	(2.06)	36.22	14.85	262		.35		2.12
(.71)	(2.51)	(3.22)	33.36	(1.20)	755		.35		2.02

See end of table for footnotes.

The Investment Company of America	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[4,5]	$39.56	$.35	$(1.75)	$(1.40)
12/31/2019	33.90	.82	7.53	8.35
12/31/2018	40.38	.86	(3.28)	(2.42)
12/31/2017	36.22	.80	6.41	7.21
12/31/2016	33.36	.75	4.20	4.95
12/31/2015	37.07	.76	(1.24)	(.48)

	Six months ended	Year ended December 31,
	June 30, 2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[13]	26%	31%	36%	28%	25%	30%

See notes to financial statements.

32	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets

$(.37)	$(.11)	$(.48)	$37.68	(3.39)%[6]	$15,701	.27%[7]	1.94%[7]
(.88)	(1.81)	(2.69)	39.56	24.92	17,077	.28	2.16
(.85)	(3.21)	(4.06)	33.90	(6.25)	12,548	.29	2.13
(.79)	(2.26)	(3.05)	40.38	20.07	11,556	.30	2.03
(.79)	(1.30)	(2.09)	36.22	14.92	6,977	.30	2.14
(.72)	(2.51)	(3.23)	33.36	(1.15)	4,875	.30	2.08

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

The Investment Company of America	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The Investment Company of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2020	6/30/2020	during period*	expense ratio
Class A – actual return	$1,000.00	$964.63	$2.88	.59%
Class A – assumed 5% return	1,000.00	1,021.93	2.97	.59
Class C – actual return	1,000.00	960.90	6.48	1.33
Class C – assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class T – actual return	1,000.00	965.92	1.71	.35
Class T – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class F-1 – actual return	1,000.00	964.41	3.17	.65
Class F-1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 – actual return	1,000.00	965.48	1.91	.39
Class F-2 – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class F-3 – actual return	1,000.00	966.34	1.37	.28
Class F-3 – assumed 5% return	1,000.00	1,023.47	1.41	.28
Class 529-A – actual return	1,000.00	964.30	3.13	.64
Class 529-A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 529-C – actual return	1,000.00	960.92	6.73	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class 529-E – actual return	1,000.00	963.40	4.20	.86
Class 529-E – assumed 5% return	1,000.00	1,020.59	4.32	.86
Class 529-T – actual return	1,000.00	965.66	1.95	.40
Class 529-T – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 529-F-1 – actual return	1,000.00	965.50	2.00	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,022.82	2.06	.41
Class R-1 – actual return	1,000.00	960.89	6.63	1.36
Class R-1 – assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class R-2 – actual return	1,000.00	960.83	6.73	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class R-2E – actual return	1,000.00	962.39	5.27	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class R-3 – actual return	1,000.00	962.90	4.54	.93
Class R-3 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class R-4 – actual return	1,000.00	964.57	3.08	.63
Class R-4 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-5E – actual return	1,000.00	965.30	2.05	.42
Class R-5E – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class R-5 – actual return	1,000.00	966.07	1.56	.32
Class R-5 – assumed 5% return	1,000.00	1,023.27	1.61	.32
Class R-6 – actual return	1,000.00	966.12	1.32	.27
Class R-6 – assumed 5% return	1,000.00	1,023.52	1.36	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

The Investment Company of America	35

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	The Investment Company of America

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in

The Investment Company of America	37

managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	The Investment Company of America

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The Investment Company of America	39

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40	The Investment Company of America

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The Investment Company of America	41

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42	The Investment Company of America

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The Investment Company of America	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	The Investment Company of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete June 30, 2020, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Investment Company of America®

Investment portfolio

June 30, 2020

unaudited

Common stocks 93.88% Energy 4.81%	Shares	Value (000)
Baker Hughes Co., Class A	38,561,350	$593,459
BP PLC1	25,246,592	95,948
Canadian Natural Resources, Ltd. (CAD denominated)	10,334,295	179,267
Chevron Corp.	7,845,827	700,083
Concho Resources Inc.	7,734,069	398,305
ConocoPhillips	1,941,584	81,585
Diamondback Energy, Inc.	3,741,288	156,461
EOG Resources, Inc.	25,540,423	1,293,878
Exxon Mobil Corp.	7,935,085	354,857
Pioneer Natural Resources Company	852,100	83,250
Royal Dutch Shell PLC, Class B1	4,885,711	73,931
Schlumberger Ltd.	6,152,220	113,139
TC Energy Corp. (CAD denominated)	7,125,864	304,434
TOTAL SA1	2,044,718	77,882
Williams Companies, Inc.	3,402,499	64,716
		4,571,195
Materials 4.15%
BHP Group PLC1	17,596,875	361,258
Celanese Corp.	1,879,623	162,287
Dow Inc.	13,881,926	565,827
Freeport-McMoRan Inc.	18,793,523	217,441
International Flavors & Fragrances Inc.	2,691,577	329,610
Linde PLC	6,493,103	1,377,252
LyondellBasell Industries NV	1,987,138	130,595
PPG Industries, Inc.	381,262	40,437
Rio Tinto PLC1	9,899,574	557,048
Sherwin-Williams Company	67,882	39,226
Vale SA, ordinary nominative (ADR)	15,773,853	162,628
		3,943,609
Industrials 7.60%
Boeing Company	139,564	25,582
Carrier Global Corp.	25,991,447	577,530
Caterpillar Inc.	780,889	98,783
CSX Corp.	9,636,093	672,021
Cummins Inc.	587,400	101,773
Deere & Company	313,669	49,293
Fortive Corp.	473,518	32,038
General Dynamics Corp.	5,317,000	794,679
Illinois Tool Works Inc.	3,389,393	592,635
L3Harris Technologies, Inc.	4,846,594	822,322
Lockheed Martin Corp.	1,445,437	527,469
Norfolk Southern Corp.	472,877	83,023
Northrop Grumman Corp.	2,006,421	616,854
Otis Worldwide Corp.	2,878,673	163,681
Raytheon Technologies Corp.	15,927,591	981,458

The Investment Company of America — Page 1 of 6

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Rolls-Royce Holdings PLC1,2	46,424,721	$163,869
Safran SA1,2	946,442	94,675
Stanley Black & Decker, Inc.	3,564,632	496,838
Union Pacific Corp.	413,133	69,848
United Parcel Service, Inc., Class B	1,230,600	136,818
Waste Connections, Inc.	358,877	33,659
Waste Management, Inc.	822,661	87,128
		7,221,976
Consumer discretionary 10.33%
Amazon.com, Inc.2	1,557,217	4,296,081
Aptiv PLC	1,508,000	117,503
Booking Holdings Inc.2	6,500	10,350
General Motors Company	23,400,298	592,028
Hasbro, Inc.	6,390,680	478,981
Hilton Worldwide Holdings Inc.	2,324,000	170,698
Home Depot, Inc.	8,109,644	2,031,547
Las Vegas Sands Corp.	713,729	32,503
Lowe’s Companies, Inc.	1,495,321	202,048
LVMH Moët Hennessy-Louis Vuitton SE1	340,050	148,942
Marriott International, Inc., Class A	841,664	72,156
McDonald’s Corp.	2,735,237	504,569
NIKE, Inc., Class B	4,449,922	436,315
Royal Caribbean Cruises Ltd.	6,021,721	302,893
Sony Corp.1	3,754,500	257,113
Target Corp.	650,450	78,009
TJX Companies, Inc.	1,654,000	83,626
		9,815,362
Consumer staples 7.74%
Altria Group, Inc.	15,243,508	598,308
British American Tobacco PLC1	20,818,977	799,895
British American Tobacco PLC (ADR)	4,640,396	180,140
Constellation Brands, Inc., Class A	2,812,989	492,132
Costco Wholesale Corp.	128,099	38,841
Estée Lauder Companies Inc., Class A	160,500	30,283
General Mills, Inc.	1,563,400	96,383
Hormel Foods Corp.	1,024,117	49,434
Keurig Dr Pepper Inc.	28,544,182	810,655
Kraft Heinz Company	735,100	23,442
Lamb Weston Holdings, Inc.3	11,116,624	710,686
Mondelez International, Inc.	1,805,281	92,304
Nestlé SA1	8,148,661	900,225
PepsiCo, Inc.	3,817,062	504,845
Pernod Ricard SA1	471,680	74,134
Philip Morris International Inc.	19,896,086	1,393,920
Procter & Gamble Company	1,372,814	164,147
Reckitt Benckiser Group PLC1	2,942,981	270,838
Walmart Inc.	1,000,000	119,780
		7,350,392
Health care 16.29%
Abbott Laboratories	30,723,933	2,809,089
AbbVie Inc.	5,766,957	566,200
AmerisourceBergen Corp.	367,900	37,073

The Investment Company of America — Page 2 of 6

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Amgen Inc.	7,462,043	$1,759,998
Anthem, Inc.	472,839	124,347
AstraZeneca PLC1	3,167,554	330,207
Baxter International Inc.	999,084	86,021
Centene Corp.2	502,100	31,909
Chugai Pharmaceutical Company, Ltd.1	1,680,000	89,808
Cigna Corp.	619,140	116,182
Daiichi Sankyo Company, Ltd.1	11,259,800	919,550
Danaher Corp.	861,647	152,365
Edwards Lifesciences Corp.2	1,682,355	116,268
Eli Lilly and Company	2,985,780	490,205
Gilead Sciences, Inc.	27,283,082	2,099,160
GlaxoSmithKline PLC1	26,669,085	540,367
Humana Inc.	490,953	190,367
Illumina, Inc.2	237,622	88,003
Incyte Corp.2	438,627	45,604
Johnson & Johnson	598,128	84,115
Medtronic PLC	2,780,587	254,980
Merck & Co., Inc.	11,152,987	862,461
Novartis AG1	1,516,633	131,781
Roche Holding AG, nonvoting, non-registered shares1	582,556	201,699
Royalty Pharma PLC, Class A2	3,706,544	179,953
Stryker Corp.	352,275	63,476
Teva Pharmaceutical Industries Ltd. (ADR)2	22,812,911	281,283
Thermo Fisher Scientific Inc.	2,481,317	899,080
UnitedHealth Group Inc.	5,090,286	1,501,380
Zimmer Biomet Holdings, Inc.	478,700	57,138
Zoetis Inc., Class A	2,700,000	370,008
		15,480,077
Financials 5.30%
AIA Group Ltd.1	28,921,400	269,174
American International Group, Inc.	11,782,611	367,382
Aon PLC, Class A	1,202,877	231,674
Arthur J. Gallagher & Co.	1,614,900	157,437
Bank of America Corp.	1,357,300	32,236
Bank of Montreal	1,816,513	96,686
Bank of New York Mellon Corp.	747,660	28,897
Berkshire Hathaway Inc., Class B2	797,504	142,362
BlackRock, Inc.	1,318,131	717,182
Chubb Ltd.	2,681,978	339,592
Citigroup Inc.	4,101,600	209,592
CME Group Inc., Class A	999,761	162,501
Discover Financial Services	1,552,000	77,740
Great-West Lifeco Inc. (CAD denominated)	9,994,427	175,212
JPMorgan Chase & Co.	7,795,642	733,258
KeyCorp	771,900	9,402
Marsh & McLennan Companies, Inc.	474,940	50,994
PNC Financial Services Group, Inc.	468,533	49,294
S&P Global Inc.	1,704,830	561,707
The Blackstone Group Inc., Class A	617,300	34,976
Travelers Companies, Inc.	1,883,900	214,859
Truist Financial Corp.	9,909,541	372,103
		5,034,260

The Investment Company of America — Page 3 of 6

unaudited

Common stocks (continued) Information technology 19.59%	Shares	Value (000)
Accenture PLC, Class A	2,499,792	$536,755
Adobe Inc.2	925,105	402,707
Amphenol Corp., Class A	5,352,067	512,781
Apple Inc.	5,408,519	1,973,028
Applied Materials, Inc.	908,300	54,907
ASML Holding NV1	1,775,808	650,973
Autodesk, Inc.2	1,221,500	292,171
Broadcom Inc.	13,900,596	4,387,167
Global Payments Inc.	387,631	65,750
GoDaddy Inc., Class A2	467,200	34,260
Intel Corp.	10,556,496	631,595
Intuit Inc.	273,643	81,050
Mastercard Inc., Class A	2,215,007	654,978
Microsoft Corp.	33,465,946	6,810,655
NetApp, Inc.	2,551,963	113,231
Paychex, Inc.	211,300	16,006
QUALCOMM Inc.	558,253	50,918
Samsung Electronics Co., Ltd.1	6,000,000	265,975
ServiceNow, Inc.2	1,317,815	533,794
SS&C Technologies Holdings, Inc.	2,423,197	136,862
Taiwan Semiconductor Manufacturing Company, Ltd.1	2,483,000	26,275
Texas Instruments Inc.	266,973	33,898
Visa Inc., Class A	1,169,389	225,891
Western Union Company	5,417,347	117,123
		18,608,750
Communication services 12.46%
Activision Blizzard, Inc.	1,758,318	133,457
Alphabet Inc., Class A2	1,172,853	1,663,164
Alphabet Inc., Class C2	718,880	1,016,216
Charter Communications, Inc., Class A2	568,540	289,978
Comcast Corp., Class A	41,884,738	1,632,667
Facebook, Inc., Class A2	20,507,605	4,656,662
Netflix, Inc.2	5,195,330	2,364,083
Vodafone Group PLC1	47,847,825	76,296
		11,832,523
Utilities 2.43%
AES Corp.	7,348,602	106,481
American Electric Power Company, Inc.	723,820	57,645
CMS Energy Corp.	2,778,000	162,291
Consolidated Edison, Inc.	1,250,000	89,912
Dominion Energy, Inc.	5,606,279	455,118
Edison International	5,708,979	310,055
Exelon Corp.	6,654,548	241,493
National Grid PLC1	6,358,900	77,866
NextEra Energy, Inc.	1,316,354	316,149
Public Service Enterprise Group Inc.	559,061	27,483
Sempra Energy	3,059,964	358,720
Xcel Energy Inc.	1,711,100	106,944
		2,310,157

The Investment Company of America — Page 4 of 6

unaudited

Common stocks (continued) Real estate 3.18%	Shares	Value (000)
Alexandria Real Estate Equities, Inc. REIT	1,764,976	$286,367
American Tower Corp. REIT	2,590,973	669,870
Crown Castle International Corp. REIT	4,078,744	682,578
Digital Realty Trust, Inc. REIT	1,486,479	211,243
Equinix, Inc. REIT	277,022	194,553
Equity Residential REIT	970,000	57,055
Extra Space Storage Inc. REIT	915,000	84,519
Prologis, Inc. REIT	1,207,000	112,649
Public Storage REIT	1,620,400	310,939
SBA Communications Corp. REIT	1,386,744	413,139
		3,022,912
Total common stocks (cost: $60,004,352,000)		89,191,213
Preferred securities 0.23% Financials 0.23%
Fannie Mae, Series S, 8.25% noncumulative, preferred shares2	12,583,170	100,036
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares2	14,234,726	113,024
		213,060
Total preferred securities (cost: $228,914,000)		213,060
Convertible stocks 0.20% Consumer discretionary 0.10%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	958,500	98,515
Information technology 0.03%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	27,800	30,979
Utilities 0.07%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	461,655	22,408
Sempra Energy, Series A, convertible preferred shares, 6.00% 2021	404,020	39,485
		61,893
Total convertible stocks (cost: $192,312,000)		191,387
Convertible bonds & notes 0.12% Consumer discretionary 0.12%	Principal amount (000)
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 20234	$115,000	107,525
Total convertible bonds & notes (cost: $119,424,000)		107,525
Bonds, notes & other debt instruments 0.13% U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury 2.75% 2023	70,138	75,244

The Investment Company of America — Page 5 of 6

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes 0.05% Consumer discretionary 0.05%	Principal amount (000)	Value (000)
Royal Caribbean Cruises Ltd. 11.50% 20254	$48,800	$50,910
Total bonds, notes & other debt instruments (cost: $117,425,000)		126,154
Short-term securities 5.45% Money market investments 5.45%	Shares
Capital Group Central Cash Fund 0.18%5	51,808,724	5,181,391
Total short-term securities (cost: $5,180,390,000)		5,181,391
Total investment securities 100.01% (cost: $65,842,817,000)		95,010,730
Other assets less liabilities (0.01%)		(8,176)
Net assets 100.00%		$95,002,554

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,455,729,000, which represented 7.85% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $158,435,000, which represented .17% of the net assets of the fund.
5	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFP2-004-0820O-S78044	The Investment Company of America — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: August 31, 2020

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 31, 2020